ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
ADDITIONAL FINANCIAL INFORMATION
Net cash provided by (used in) operating activities	¥ 50,566	$ 7,142	¥ (9,385)	¥ (27,575)
Net cash used in investing activities	(320,249)	(45,228)	(6,702)	(1,949)
Net cash provided by financing activities	885,475	125,052	88,987	39,076
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	4,538	641
Increase in cash and cash equivalents and restricted cash	620,330	87,607	72,900	9,552
Cash, cash equivalents and restricted cash at beginning of year	103,821	14,662	30,921	21,369
Cash, cash equivalents and restricted cash at end of year	724,151	102,269	103,821	¥ 30,921
Parent company
ADDITIONAL FINANCIAL INFORMATION
Net cash provided by (used in) operating activities	(17,510)	(2,473)	1
Net cash used in investing activities	(1,292,965)	(182,602)
Net cash provided by financing activities	1,324,438	187,047
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	276	39
Increase in cash and cash equivalents and restricted cash	14,239	2,011	1
Cash, cash equivalents and restricted cash at beginning of year	1
Cash, cash equivalents and restricted cash at end of year	¥ 14,240	$ 2,011	¥ 1